Income Taxes - Schedule of temporary differences for which deferred tax assets not recognised (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income taxes paid (refund) [abstract]
Non-capital losses - Canada	$ 63,216,617	$ 44,897,393
Net-operating loss - US	5,111,610	5,032,915
Unrealized foreign exchange loss	94,733	94,733
Share-issuance costs	3,349,261	3,419,003
Other investments	5,308,027	4,449,544
IFRS 16	87,050	125,962
Property, plant and equipment	167,653	88,248
Total	$ 77,334,951	$ 58,107,798